Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Changes in Liabilities Arising from Financial Activities
Details of changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Changes in FX rate		Fair Value changes		Acquisition and disposition of businesses		Others
Borrowing	￦	7,316,298	￦	900,394	￦	52,782	￦	196,890	￦	—	￦	15,994	￦	(44,655)	￦	8,437,703
Lease liabilities		1,143,640		(394,567)		403,451		3		90		36,840		(30,088)		1,159,369
Derivative liabilities		130,573		(1,712)		2,637		(4,311)		(4,892)		—		(47,119)		75,176
Derivative assets		(7,606)		216		—		(189,700)		(17,251)		—		114,888		(99,453)

Total	￦	8,582,905	￦	504,331	￦	458,870	￦	2,882	￦	(22,053)	￦	52,834	￦	(6,974)	￦	9,572,795

(in millions of Korean won)	2022
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Changes in FX rate		Fair Value changes		Acquisition and disposition of businesses		Others
Borrowing	￦	8,437,703	￦	1,391,321	￦	—	￦	146,108	￦	939	￦	—	￦	30,614	￦	10,006,685
Lease liabilities		1,159,369		(378,684)		427,398		—		—		—		(36,045)		1,172,038
Derivative liabilities		75,176		(41,197)		—		19,858		12,941		—		(33,223)		33,555
Derivative assets		(99,453)		76,280		(754)		(147,161)		30,341		—		(50,083)		(190,830)

Total	￦	9,572,795	￦	1,047,720	￦	426,644	￦	18,805	￦	44,221	￦	—	￦	(88,737)	￦	11,021,448

(in millions of Korean won)	2023
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Changes in FX rate		Fair value changes		Acquisition and disposition of businesses		Others
Borrowing	￦	10,006,685	￦	106,118	￦	—	￦	45,370	￦	1,719	￦	—	￦	58,273	￦	10,218,165
Lease liabilities		1,172,038		(407,051)		460,617		—		24		—		(45,719)		1,179,909
Derivative liabilities		33,555		—		—		10,888		9,643		—		(29,539)		24,547
Derivative assets		(190,830)		48,183		—		32,487		1,788		—		(50,839)		(159,211)

Total	￦	11,021,448	￦	(252,750)	￦	460,617	￦	88,745	￦	13,174	￦	—	￦	(67,824)	￦	11,263,410